Convertible Notes Payable	12 Months Ended
Dec. 31, 2014
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 5 - CONVERTIBLE NOTES PAYABLE

On December 13, 2012, the Company received approval from Connecticut Innovations, Inc. (“CII”) for a Convertible Note (the “Note”) in the amount of $150,000 The Company received the first tranche of $75,000 on December 21, 2012, and the second tranche of $75,000 on January 31, 2013. As of December 31, 2013, the Company has accrued $17,497 in interest in connection with the Note. The Note’s maturity date is December 21, 2014.

The Company received notice on February 11, 2014 from CII regarding converting its outstanding convertible note of $150,000, along with accrued interest of $21,485, into common stock at a 25% discount to the Company’s closing stock price on February 17, 2014. Since February 17, 2014 was a holiday, the Company used its closing stock price on February 18, 2014 to determine the number of shares issued to CII resulting from the conversion. The Company issued 55,497 shares in full relief of its outstanding debt and accrued interest of $171,485.

Since the Note was converted on February 18, 2014, the Company re-measured the conversion feature liability associated with the convertible note payable on that date. The Company recorded an unrealized gain on the change in the fair value of the conversion feature liability of $20,218 for the nine months ended September 30, 2014 (see Note 6 below) and reclassified the re-measured conversion feature of $98,722 to additional paid-in capital. Since the Note was converted, the remaining unamortized portion of the debt discount of $26,755 was expensed during the first quarter of 2014.